Financial liabilities at amortized cost – deposits	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortized Cost Deposits
Financial liabilities at amortized cost – deposits

22. Financial liabilities at amortized cost – deposits

	2025	2024

Bank receipt of deposits (RDB)	32,004,825	21,511,844
Deposits from customers	9,452,342	6,796,826
Bank certificate of deposit (CDB)	467,934	546,395
Total	41,925,101	28,855,065

Deposits from customers refers to NuAccount, which is a prepaid account available in Brazil, Mexico, and Colombia, in which customers can deposit funds and invest in specific products, such as RDBs in Brazil.

RDBs are investment products available within NuAccount offering either daily liquidity or fixed future maturity options. Deposits in RDB are guaranteed under limits from the Brazilian Deposit Guarantee Fund (“FGC”). Unlike the deposits from customers, Nu is required to follow the compulsory deposits requirements for RDB deposits (see note 15). However, there is no obligation to invest the remaining balance in government securities or to hold it in a specific account at the Central Bank of Brazil. As such, these amounts can be used as a financing source for loan and credit card operations.

The interest paid on both NuAccount and RDB deposits (except fixed term RDBs) is 100% of the Brazilian CDI rate as of the initial date if the balances are kept for more than 30 days. There are also RDBs with a defined future maturity date, which have a maturity of up to 27 months and a weighted average interest rate of 104% of the Brazilian CDI rate as of December 31, 2025 (as of December 31, 2024, the weighted average interest rate was 105% of the Brazilian CDI rate).

Deposits from customers in Brazil, Mexico and Colombia include NuAccount balances. In Brazil, the amounts deposited by customers are classified as electronic money and must be allocated to government securities (see note 12b) or in a specific account maintained at the Central Bank of Brazil (see note 15), in accordance with Brazilian regulatory requirements. In Colombia, NuAccount balances are required to have a percentage of the deposits from the public in an account with the Colombian Central Bank, which is a class of compulsory deposits. The interest paid on NuAccount in Colombia ranged from 8.3% to 8.8% per year as of December 31, 2025 (as of December 31, 2024, the interest paid ranged from 11.0% to 11.5% per year).

In Mexico, NuAccount balances are not required to be invested in specific assets; and therefore, they can be used as a financing source for the credit card transactions. The balances deposited in "Cajitas" yield from 7.3% to 15.0% per year as of December 31, 2025 (as of December 31, 2024, the balances yield from 12.0% to 14.0% per year). "Cajitas" has daily yield accrual and can have daily liquidity or defined future maturity.

The Bank certificate of deposit (CDB) is issued by Nu Financiera and primarily distributed by Nu Investimentos.

Breakdown by maturity

	2025			2024
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total

Bank receipt of deposits (RDB)	31,869,219	135,606	32,004,825	21,402,435	109,409	21,511,844
Deposits from customers	9,372,045	80,297	9,452,342	6,796,826	-	6,796,826
Bank certificate of deposit (CDB)	363,783	104,151	467,934	462,407	83,988	546,395
Total	41,605,047	320,054	41,925,101	28,661,668	193,397	28,855,065